RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
	Year ended December 31
	2024	2023	2022
	USD thousands

Share-based compensation	3,648	11,527	30,914
Other compensation and benefits	6,357	3,988	4,433

Total	10,005	15,515	35,347